Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000024978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000024978 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[1]
C000024978 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[1]
C000024978 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[1]
C000024978 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000024978 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000024978 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[1]
C000024978 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000024978 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[1]
C000024978 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000024978 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000024978 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000024978 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[1]
C000024978 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024978 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[1]
C000068367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000068367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[2]
C000068367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[2]
C000068367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
C000068367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000068367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000068367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
C000068367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000068367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[2]
C000068367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000068367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000068367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000068367 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[2]
C000068367 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000068367 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[2]
C000068368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000068368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[3]
C000068368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[3]
C000068368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[3]
C000068368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000068368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000068368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000068368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000068368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[3]
C000068368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000068368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000068368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000068368 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[3]
C000068368 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[3]
C000068368 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000095102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000095102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[4]
C000095102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[4]
C000095102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[4]
C000095102 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000095102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000095102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4]
C000095102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000095102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[4]
C000095102 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000095102 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000095102 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000095102 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[4]
C000095102 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000095102 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[4]
C000206605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000206605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[5]
C000206605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[5]
C000206605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[5]
C000206605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000206605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000206605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
C000206605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[5]
C000206605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[5]
C000206605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000206605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000206605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000206605 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[5]
C000206605 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000206605 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[5]
C000039961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000039961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[6]
C000039961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[6]
C000039961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000039961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000039961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[6]
C000039961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[6]
C000039961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[6]
C000039961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000039961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000039961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000039961 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000068369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000068369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[7]
C000068369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[7]
C000068369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000068369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000068369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000068369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
C000068369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[7]
C000068369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000068369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000068369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000068369 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000068370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000068370 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[8]
C000068370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[8]
C000068370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000068370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[8]
C000068370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[8]
C000068370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000068370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[8]
C000068370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000068370 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000068370 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000068370 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000174226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000174226 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[9]
C000174226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[9]
C000174226 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000174226 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000174226 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[9]
C000174226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[9]
C000174226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[9]
C000174226 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000174226 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000174226 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000174226 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000078761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000078761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[10]
C000078761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000078761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[10]
C000078761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000078761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000078761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[10]
C000078761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[10]
C000078761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[10]
C000078761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[10]
C000078761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000078761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000078761 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[10]
C000078761 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[10]
C000078761 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[10]
C000098121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000098121 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[11]
C000098121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[11]
C000098121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[11]
C000098121 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000098121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[11]
C000098121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[11]
C000098121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[11]
C000098121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[11]
C000098121 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[11]
C000098121 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000098121 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000098121 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[11]
C000098121 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[11]
C000098121 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[11]
C000095104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000095104 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[12]
C000095104 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]
C000095104 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[12]
C000095104 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[12]
C000095104 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]
C000095104 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[12]
C000095104 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[12]
C000095104 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[12]
C000095104 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[12]
C000095104 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000095104 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000095104 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[12]
C000095104 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[12]
C000095104 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[12]
C000095099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000095099 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000095099 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[13]
C000095099 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[13]
C000095099 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000095099 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000095099 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[13]
C000095099 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000095099 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000095099 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000095099 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000095099 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[13]
C000095099 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[13]
C000095099 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[13]
C000095099 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000095099 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000095099 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000095099 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000095100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000095100 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000095100 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[14]
C000095100 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[14]
C000095100 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[14]
C000095100 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000095100 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[14]
C000095100 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000095100 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000095100 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000095100 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000095100 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000095100 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[14]
C000095100 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[14]
C000095100 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000095100 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000095100 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000095100 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000095101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000095101 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000095101 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[15]
C000095101 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[15]
C000095101 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[15]
C000095101 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000095101 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[15]
C000095101 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000095101 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000095101 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000095101 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000095101 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000095101 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[15]
C000095101 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[15]
C000095101 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000095101 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000095101 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000095101 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000138115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000138115 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000138115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[16]
C000138115 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[16]
C000138115 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[16]
C000138115 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000138115 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[16]
C000138115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000138115 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000138115 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000138115 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000138115 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
C000138115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[16]
C000138115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[16]
C000138115 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000138115 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000138115 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000138115 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets
[6]	Based on net assets
[7]	Based on net assets
[8]	Based on net assets
[9]	Based on net assets
[10]	Based on net assets
[11]	Based on net assets
[12]	Based on net assets
[13]	Based on net assets
[14]	Based on net assets
[15]	Based on net assets
[16]	Based on net assets